NOTE 11 - EQUITY TRANSACTIONS (Details) - Schedule of Stock Options Roll Forward - USD ($)		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Schedule of Stock Options Roll Forward [Abstract]
Balance, Number of Shares	20,715,000	18,087,500
Balance, Weighted Average Exercise Price	$ 0.143	$ 0.102
Balance, Weighted Average Remaining Contractual Term	2 years 29 days	3 years 262 days
Balance, Aggregate Intrinsic Value	$ 261,220	$ 0
Exercisable, Number of Shares		17,762,500
Exercisable, Weighted Average Exercise Price		$ 0.103
Exercisable, Weighted Average Remaining Contractual Term		3 years 288 days
Exercisable, Aggregate Intrinsic Value		$ 0
Granted, Number of Shares		6,900,000
Granted, Weighted Average Exercise Price		$ 0.097
Forfeited, Number of Shares		(7,550,000)
Forfeited, Weighted Average Exercise Price		$ 0.202
Surrendered, Number of Shares		(1,977,500)
Surrendered, Weighted Average Exercise Price		$ 0.128